MetLife Investors Letterhead

MetLife Investors USA Insurance Company
5 Park Plaza
Suite 1900
Irvine, CA 92614

                                                                   March 7, 2006
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Separate Account A File No. 811-03365

Commissioners:

Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Alger American Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain series of Capital Appreciation Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The Annual Reports for certain portfolios of Federated Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000912577, File No. 811-08042.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Lazard Retirement Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001033669, File No. 811-08071.

MetLife Investors USA Separate Account A
File No. 811-03365 - Page 2

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692.

The Annual Reports for certain series of Neuberger Berman Equity Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000044402, File No. 811-00582.

The Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain series of Salomon Brothers Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The Annual Report for Scudder Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Reports for certain portfolios of Smith Barney Allocation Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001000077, File No. 811-07435.

The Annual Reports for certain portfolios of Smith Barney Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The Annual Reports for certain portfolios of Smith Barney Multiple Discipline Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Travelers Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The Annual Reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

MetLife Investors USA Separate Account A
File No. 811-03365 - Page 3


The Annual Report of T. Rowe Price Growth Stock Fund Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000080257, File No. 811-00579.

The Annual Reports for certain series of T. Rowe Price International Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000313212, File No. 811-02958.

The Annual Report of T. Rowe Price Prime Reserve Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000316968, File No. 811-02603.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John M. Richards
                                        ----------------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company